UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

	Share Amount	Market Value
Common Stocks (96.8%)
Consumer Discretionary (7.1%)
Comcast Corp., Class A	1,164,200	$62,610,676
Lowe’s Cos., Inc.	1,178,300	62,355,636
Time Warner, Inc.	683,000	51,368,430

		176,334,742

Consumer Staples (5.2%)
CVS Caremark Corp.	752,700	59,907,393
Procter & Gamble Co.	850,800	71,245,992

		131,153,385

Diversified Financials (16.1%)
Bank of America Corp.	4,767,100	81,279,055
Capital One Financial Corp.	709,400	57,901,228
CIT Group, Inc.	1,463,100	67,244,076
Citigroup, Inc.	1,566,900	81,196,758
Citizens Financial Group, Inc. †	2,129,100	49,863,522
Invesco, Ltd.	1,618,300	63,890,484

		401,375,123

Energy (9.1%)
Baker Hughes, Inc.	850,500	55,333,530
BP PLC ADR	1,513,300	66,509,535
Hess Corp.	618,300	58,318,056
Weatherford International PLC †	2,234,500	46,477,600

		226,638,721

Health Care (2.5%)
WellPoint, Inc.	524,200	62,704,804

Industrials (2.9%)
General Electric Co.	2,823,500	72,338,070

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (Unaudited)

	Share Amount	Market Value
Insurance (7.6%)
American International Group, Inc.	1,238,800	$66,919,976
Aon PLC	803,400	70,434,078
Marsh & McLennan Cos., Inc.	980,400	51,314,136

		188,668,190

Materials (13.1%)
Alcoa, Inc.	3,311,100	53,275,599
E.I. du Pont de Nemours & Co.	695,800	49,930,608
International Paper Co.	1,327,400	63,370,076
Newmont Mining Corp.	2,108,700	48,605,535
Owens-Illinois, Inc. †	1,933,900	50,378,095
Reliance Steel & Aluminum Co.	921,700	63,044,280

		328,604,193

Pharmaceuticals, Biotechnology & Life Sciences (13.6%)
Agilent Technologies, Inc.	1,203,500	68,575,430
Hospira, Inc. †	1,079,400	56,161,182
Novartis AG ADR	711,100	66,935,843
Sanofi SA ADR	1,277,300	72,078,039
Thermo Fisher Scientific, Inc.	629,900	76,658,830

		340,409,324

Technology (14.4%)
Applied Materials, Inc.	2,506,300	54,161,143
Flextronics International, Ltd. †	4,969,000	51,280,080
Google, Inc., Class A †	55,100	32,421,391
Google, Inc., Class C †	55,900	32,274,424
Microsoft Corp.	1,348,400	62,511,824
Qualcomm, Inc.	1,002,200	74,934,494
Texas Instruments, Inc.	1,083,200	51,657,808

		359,241,164

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2014 (Unaudited)

	Share Amount	Market Value
Telecommunication Services (2.5%)
Vodafone Group PLC — ADR	1,903,400	$62,602,826

Utilities (2.7%)
AES Corp.	4,825,200	68,421,336

Total Common Stocks (cost $1,745,777,414)		$2,418,491,878

Short-Term Investments (3.1%)
Money Market Fund (3.1%)
Western Asset Institutional U.S. Treasury Fund, 0.02% (a)	77,473,935	$77,473,935

Total Money Markets (cost $77,473,935)		$77,473,935

Total Investments (99.9%) (cost $1,823,251,349) *		$2,495,965,813
Other Assets less Liabilities (0.1%)		1,944,179

Net Assets (100.0%)		$2,497,909,992

†	Non-income producing security
(a)	Rate disclosed is as of September 30, 2014.

ADR — American Depositary Receipt

PLC — Public Limited Company

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$710,098,992
Gross Unrealized Depreciation	(37,384,528)

Net Unrealized Appreciation	$672,714,464

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (Unaudited)

1.	Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital.

The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional Class. The Board may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.

Each share of the Fund has equal divided, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.

2.	Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a. Security Valuation

Exchange-traded securities, including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”).

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2014 (Unaudited)

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2014:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$2,418,491,878	$—	$—	$2,418,491,878
Short-Term Investments	77,473,935	—	—	77,473,935

Total Investments	$2,495,965,813	$—	$—	$2,495,965,813

At September 30, 2014, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels as of September 30, 2014, based on the valuation input Levels on December 31, 2013.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: November 18, 2014

By (Signature and Title)	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date: November 14, 2014